Fees Summary	Jan. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 397,132,000.00
Previously Paid Amount	0.00
Total Fee Amount	54,843.93
Total Offset Amount	0.00
Net Fee	54,843.93
Narrative - Max Aggregate Offering Price	$ 397,132,000.00
Final Prospectus	true